Change in Presentation Currency (Details 2) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022 USD ($)	May 31, 2021 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Cash used in operating activities	$ 2,011	$ (1,608)	$ 600	$ (4,946)
Cash used in investing activities	(4,468)	(2,505)	(10,140)	(4,978)
Cash provided by financing activities	(17)		6,558	23,534
Net increase in cash	(2,474)	(4,113)	(2,982)	13,610
Cash, beginning of period	12,939	21,776	13,447	4,053
Cash, end of year	10,465		10,465
Cash, end of year	$ 10,465		$ 10,465
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities					$ (7,688)
Cash used in investing activities					(6,254)
Cash provided by financing activities					29,968
Net increase in cash					16,026
Cash, beginning of period					5,294
Cash, end of year
Cash, end of year					$ 21,320
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities				2,742
Cash used in investing activities				1,276
Cash provided by financing activities				(6,434)
Net increase in cash				(2,416)
Cash, beginning of period				(1,241)
Cash, end of year		(3,657)		(3,657)
Cash, end of year		(3,657)		(3,657)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities				(4,946)
Cash used in investing activities				(4,978)
Cash provided by financing activities				23,534
Net increase in cash				13,610
Cash, beginning of period				4,053
Cash, end of year		17,663		17,663
Cash, end of year		$ 17,663		$ 17,663